Balance Sheet Components - Schedule of property, plant and equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Office equipment	$ 157	$ 151
Computer hardware and software	2,017	1,887
Lab equipment	2,864	2,717
Furniture and fixtures	545	529
Leasehold improvements	1,069	1,122
Gross book value	6,652	6,406
Less: accumulated depreciation and amortization	(4,291)	(3,672)
Property and equipment, net	$ 2,361	$ 2,734